Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.50

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2025080457	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Property Report provided for the Primary address. Borrower owns current primary -listed under trust name. - Due Diligence Vendor-XXX
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Borrower owns current primary -listed under trust  - Buyer-XXX
Open-Housing History Does Not Meet Guideline Requirements Borrower does not own primary residence - Due Diligence Vendor-XXX	Resolved-Property Report provided for the Primary address. Borrower owns current primary -listed under trust name. - Due Diligence Vendor-XXX
 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	No Cash Out - Borrower Initiated	XXX	N/A	N/A
XXX	2025080457	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower XXX Credit Report is Missing	Resolved-Borrower XXX Credit Report is not missing. - Due Diligence Vendor-XXX
Resolved-Borrower XXX Credit Report provided. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Borrower XXX Credit Report is Missing XXX Credit Report is Missing in file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Borrower XXX Credit Report is not missing. - Due Diligence Vendor-XXX Resolved-Borrower XXX Credit Report provided. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	No Cash Out - Borrower Initiated	XXX	N/A	N/A
XXX	2025080457	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Business Purpose Affidavit is Missing	Resolved-Business Purpose Affidavit with initials and XXX selection provided. - Due Diligence Vendor-XXX
Resolved-The 1008 Page Loan Type is 'Conventional' but the Business Purpose Affidavit Disclosure Indicator on the 1008 is 'Present', and on the Business Purpose XXX Page is 'Missing'.  Business Purpose Affidavit is required for a DSCR loan. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-Provided Business Purpose Affidavit missing initials and XXX selection. - Due Diligence Vendor-XXX	Resolved-Business Purpose Affidavit with initials and XXX selection provided. - Due Diligence Vendor-XXX
 Resolved-The 1008 Page Loan Type is 'Conventional' but the Business Purpose Affidavit Disclosure Indicator on the 1008 is 'Present', and on the Business Purpose XXX Page is 'Missing'.  Business Purpose Affidavit is required for a DSCR loan. - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	No Cash Out - Borrower Initiated	XXX	N/A	N/A
XXX	2025080457			Closed	XXX	XXX	Resolved	1 - Information	A	A	Credit	Credit	Property potentially affected by XXX(s) XXX (XXX)	Resolved-Property potentially affected by XXX XXX. XXX -XXX - Declared XXX with an Incident End Date of XXX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. 1004D in file dated XXX shows no damage to subject property or area, finding resolved - Due Diligence Vendor-XXX		Resolved-Property potentially affected by XXX. XXX-XXX - Declared XXX with an Incident End Date of XXX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. 1004D in file dated XXX shows no damage to subject property or area, finding resolved - Due Diligence Vendor-XXX				XXX	XXX	XXX	No Cash Out - Borrower Initiated	XXX	N/A	N/A